Equity and Debt Financing Agreements (Details Narrative) - USD ($)																											3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 22, 2016	Jun. 03, 2016	May 17, 2016	May 04, 2016	May 02, 2016	Apr. 28, 2016	Apr. 18, 2016	Apr. 12, 2016	Apr. 02, 2016	Mar. 16, 2016	Mar. 09, 2016	Jan. 28, 2016	Jan. 13, 2016	Dec. 24, 2015	Dec. 22, 2015	Nov. 02, 2015	Sep. 30, 2015	Sep. 30, 2015	Aug. 14, 2015	Jun. 30, 2015	Apr. 06, 2015	Dec. 22, 2014	Nov. 25, 2014	Oct. 27, 2014	Jun. 18, 2014	Jul. 09, 2012	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 01, 2015
Proceeds from issuance of convertible note payable																													$ 1,900,000		$ 5,900,000
Conversion of promissory notes into common stock																													1,914,000	$ 1,781,000	3,842,000	$ 1,394,000
Payment of note receivable																															140,000
Gain loss on extinguishment of debt																												$ (129,000)		(233,000)	(233,000)	(246,000)
Borrowed value																											4,062,000		4,062,000		2,128,000	1,527,000
Licensing revenue																															2,500,000
E-N-G Mobile Systems, Inc.[Member]
Debt face value					$ 350,000
Debt interest rate					1.50%
Debt maturity date					May 05, 2017
Debt discount percentage					5.00%
Withdrawn amount																													40,000
Convertible Note [Member]
Debt face value																																	$ 62,500
Debt interest rate																																	10.00%
Debt maturity date																Nov. 01, 2017
Derivative liability re-measured value																																	$ 76,987
Debt discount																																	$ 62,500
Convesion of debt to shares																309,541
Convertible Note One [Member]
Debt face value																											$ 40,000		$ 40,000
Debt interest rate																											8.00%		8.00%
Debt original amount																													$ 24,000
Debt discount percentage																											37.50%		37.50%
Debt instrument, maturity date, description																													April 27, 2017 and May 27, 2017
Convertible Note Setteld Debt [Member]
Debt face value																											$ 40,400		$ 40,400
Notes [Member] | Convertible Note One [Member]
Debt face value																											20,000		20,000
Dominion Convertible Debt Financings [Member]
Derivative liability																											507,252		507,252
Debt discount																											437,178		437,178
Outstanding debt																											541,142		541,142
Derivative liability re-measured																											654,055		654,055
Dominion Convertible Debt Financings [Member] | Note I SPA [Member]
Debt face value																							$ 4,000,000								3,650,000	500,000
Debt discount percentage																							4.00%
Debt instrument periodic payment																							$ 500,000
Reimbursement expenses for purchaser																							25,000
Reimbursement expenses for purchasers counsel																							$ 25,000
Unamortized debt discount																															5,116,600	387,000
Outstanding debt																											1,022,605		1,022,605
Dominion Convertible Debt Financings [Member] | Note I SPA [Member] | Additional Debt [Member]
Debt face value																	$ 150,000	$ 150,000													150,000
Proceeds from issuance of convertible note payable																		$ 3,540,600													$ 3,540,600
Debt interest rate																	4.00%	4.00%													4.00%
Debt fees net																	$ 166,000	$ 166,000													$ 166,000
Payment of note receivable																		448,400													448,400
Debt instrument periodic payment																		500,000													500,000
Legal fees																															$ 247,000
Dominion Convertible Debt Financings [Member] | Note II SPA [Member]
Debt face value																			$ 2,400,000
Debt discount percentage																			4.00%
Debt instrument periodic payment																			$ 400,000
Reimbursement expenses for purchaser																			20,000
Reimbursement expenses for purchasers counsel																			10,000
Outstanding debt																											4,280,528		4,280,528
Dominion Convertible Debt Financings [Member] | Note II SPA [Member] | Additional Debt [Member]
Proceeds from issuance of convertible note payable																		$ 1,966,000											2,143,000
Debt interest rate																	4.00%	4.00%													4.00%
Debt maturity date																		Feb. 15, 2017
Debt fees net																	$ 227,000	$ 227,000													$ 227,000
Payment of note receivable																		227,000											227,000
Unamortized debt discount																	91,250	91,250													99,583
Dominion Convertible Debt Financings [Member] | Note I And II [Member]
Debt face value																			$ 6,400,000
Conversion of promissory notes into common stock																															5,544,717
Debt interest rate																			12.00%
Debt conversion price per share																			$ 1.40
Debt conversion price percentage																			95.00%
Debt original amount																			$ 6,144,000												1,357,000
Derivative liability																				$ 8,936,405							4,254,398	8,936,405	4,254,398	8,936,405	8,936,405
Derivative liability re-measured value																				574,813								574,813		574,813	6,337,859
Debt instrument convertible terms of conversion feature																			In the event that there is an Event of Default or certain conditions are not met, the conversion price will be adjusted to equal to 55% of the lowest VWAP during the thirty (30) Trading Days immediately prior to the applicable Conversion Date.
Percentage of conversion price of note into common stock on closing price																			62.50%
Percentage of premium on convertible note																			120.00%
Unamortized debt discount																				5,116,600							180,000	5,116,600	180,000	5,116,600	5,116,600	387,000
Debt discount																											5,683,600		5,683,600
Debt discount amortization expense																													3,331,000		$ 1,033,000	$ 27,000
Outstanding debt																				387,000							512,666	387,000	$ 512,666	387,000
Convesion of debt to shares																													6,622,381		93,400,003
Dominion Convertible Debt Financings [Member] | Note II SPA [Member]
Debt face value																				2,281,250							208,333	2,281,250	$ 208,333	$ 2,281,250
Debt maturity date																													Jun. 30, 2017	Feb. 15, 2017
Dominion Convertible Debt Financings [Member] | Note III SPA [Member]
Debt face value															$ 904,042
Proceeds from issuance of convertible note payable														$ 751,500	$ 865,000
Debt interest rate														12.00%	4.00%
Debt maturity date														Jun. 15, 2017
Debt conversion price per share														$ 1.10
Debt conversion price percentage														62.50%
Debt original amount																															$ 906,112
Derivative liability																											1,112,192		$ 1,112,192		1,267,800
Debt fees net														$ 30,000
Derivative liability re-measured value																															1,269,481
Reimbursement expenses for purchaser															$ 152,542
Debt instrument convertible terms of conversion feature														In the event that there is an Event of Default or certain conditions are not met, the conversion price will be adjusted to equal to 55% of the lowest VWAP during the thirty (30) Trading Days immediately prior to the applicable Conversion Date. Note III can be prepaid at any time upon five days’ notice to the Dominion by paying an amount in cash equal to the outstanding principal and interest, and a 20% premium.
Unamortized debt discount																															751,500
Debt discount																											751,500		751,500
Debt discount amortization expense																													154,000		$ 9,000
Outstanding debt																											960,216		960,216
Derivative liability re-measured																											$ 112,192		112,192
Dominion Convertible Debt Financings [Member] | Note IV SPA [Member]
Debt face value												$ 2,187,500
Debt discount amortization expense																													$ 94,000
Subscription amount												2,100,000
Payments to acquire equity equal monthly tranches												350,000
Reimbursed expenses												20,000
Proceeds from reelated parties												$ 10,000
Dominion Convertible Debt Financings [Member] | Note IV SPA [Member] | First Tranche [Member]
Debt interest rate																											12.00%		12.00%
Debt conversion price per share																											$ 0.022		$ 0.022
Debt conversion price percentage																													62.50%
Debt discount percentage																											20.00%		20.00%
Percentage of premium on convertible note																													55.00%
Legal fees																													$ 83,655
Proceeds from reelated parties																													437,178
Other Convertible Debt Financing [Member]
Debt face value																					$ 166,681				$ 55,000
Fair value of Warrants																				33,404
Debt interest rate										8.00%														8.00%
Debt maturity date										Dec. 18, 2016														Oct. 27, 2015	Jun. 17, 2016
Debt conversion price per share																									$ 3.75
Debt original amount																				139,619				$ 11,000
Derivative liability																	$ 62,118	$ 62,118		59,623							$ 122,263	59,623	122,263	$ 59,623
Debt discount percentage										35.00%											37.50%			40.00%	10.00%
Gain loss on extinguishment of debt																					$ 88,319
Legal fees										$ 3,000
Debt discount																				$ 50,000	255,000							50,000		50,000
Debt discount amortization expense										28,538																			17,000
Outstanding debt										54,174											$ 88,319						86,320		86,320
Convesion of debt to shares																	117,147			488,518
Derivative liability re-measured																											111,450		111,450
Proceeds from reelated parties																								$ 161,000	$ 247,500
Proceeds from issuance of debt										50,000														$ 150,000	$ 50,000
Number of warrants to purchase of common stock																								20,000
Warrants exercise price per share																					$ 0.77			$ 4.0
Borrowed value										53,000										$ 107,333	$ 166,681							$ 107,333		$ 107,333
Payments to acquire senior secured debt																					88,319
Payments to acquire debenture																					$ 4,000,000
Other Convertible Debt Financing [Member] | Third Tranche [Member]
Debt face value																						$ 55,000
Debt maturity date																						Dec. 22, 2015
Debt discount																						$ 50,000
Proceeds from reelated parties																						$ 50,000
Other Convertible Debt Financing [Member] | Fourth Tranche [Member]
Debt face value													$ 82,500
Debt discount													75,000
Proceeds from reelated parties													$ 75,000
Other Convertible Debt Financing [Member] | New Note Issued [Member]
Derivative liability																											0		0
Outstanding debt																											0		$ 0
Convesion of debt to shares																													636,490
Derivative liability re-measured																											305,904		$ 305,904
Securities Purchase Agreement [Member]
Debt interest rate	10.00%	12.00%	10.00%	10.00%		12.00%	10.00%	5.00%	12.00%		12.00%
Debt maturity date		Jun. 02, 2017	May 17, 2017	May 04, 2017		Apr. 27, 2017	Apr. 18, 2017	Apr. 07, 2017
Debt conversion price per share								$ 0.25
Debt conversion price percentage								47.00%
Debt discount percentage	37.50%	35.00%	35.00%	37.50%		37.50%	38.00%	37.50%	37.50%		37.50%
Debt discount	$ 57,000	$ 285,000	$ 29,615	$ 37,800		$ 190,000	$ 42,900	$ 50,000	$ 125,000		$ 125,000
Debt discount amortization expense	1,200	21,000				33,000		11,000	31,000		37,000
Proceeds from reelated parties						190,000	55,000
Proceeds from issuance of debt			49,500					50,000
Securities Purchase Agreement [Member] | Notes [Member]
Debt face value	143,000	624,000	55,000	126,000		437,500	143,000	$ 58,000	270,400		270,400
Debt original amount			49,500
Legal fees			$ 5,500
Securities Purchase Agreement [Member] | Notes I [Member]
Debt face value	71,500	312,000		63,000		218,750	71,500		135,200		135,200																140,223		140,223
Proceeds from issuance of convertible note payable		300,000
Debt original amount				3,000		8,750	6,500		5,200		5,200
Derivative liability																											178,453		178,453
Legal fees				3,000		20,000	10,000		5,000		5,000
Derivative liability re-measured																											148,233		148,233
Proceeds from issuance of debt		285,000		57,000					125,000		125,000
Securities Purchase Agreement [Member] | Notes II [Member]
Debt face value	71,500	312,000		63,000		218,750	71,500		135,200		135,200
Proceeds from issuance of convertible note payable	$ 65,000			$ 60,000		$ 210,000	$ 65,000		$ 130,000		$ 130,000
Debt maturity date									Apr. 01, 2017		Mar. 09, 2017
Debt conversion price per share									$ 1.40		$ 1.40
Securities Purchase Agreement [Member] | Notes 1 [Member]
Debt face value		314,770																									139,200		139,200
Debt maturity date	Jun. 17, 2017
Debt original amount	$ 6,500
Derivative liability		$ 374,144																									174,903		174,903
Legal fees	8,000
Derivative liability re-measured																											150,554		150,554
Proceeds from reelated parties	$ 57,000
Securities Purchase Agreement [Member] | Notes 3 [Member]
Debt face value																											58,628		58,628
Derivative liability																											73,505		73,505
Derivative liability re-measured																											63,417		63,417
Securities Purchase Agreement [Member] | Notes 4 [Member]
Debt face value																											73,288		73,288
Securities Purchase Agreement [Member] | Notes 6 [Member]
Debt face value																											223,281		223,281
Derivative liability																											276,783		276,783
Derivative liability re-measured																											247,455		247,455
Securities Purchase Agreement [Member] | Notes 7 [Member]
Debt face value																											64,050		64,050
Securities Purchase Agreement [Member] | Notes 8 [Member]
Debt face value																											55,917		55,917
Securities Purchase Agreement [Member] | Notes 9 [Member]
Debt face value																											342,194		342,194
Securities Purchase Agreement [Member] | Notes 10 [Member]
Debt face value																											71,657		71,657
Derivative liability																											72,607		72,607
Derivative liability re-measured																											66,269		66,269
Securities Purchase Agreement One [Member]
Debt interest rate							10.00%
Debt maturity date							Apr. 19, 2017
Debt discount percentage							35.00%
Debt discount							$ 33,923
Securities Purchase Agreement One [Member] | Notes [Member]
Debt face value							126,000
Securities Purchase Agreement One [Member] | Notes I [Member]
Debt face value							63,000
Debt original amount							3,000
Legal fees							3,000
Proceeds from reelated parties							57,000
Securities Purchase Agreement One [Member] | Notes II [Member]
Debt face value							63,000
Proceeds from issuance of convertible note payable							$ 60,000
Securities Purchase Agreement One [Member] | Notes 5 [Member]
Debt face value																											64,575		64,575
Other Financings [Member] | Holland & Knight LLP [Member]
Debt face value																										$ 849,510
Outstanding debt																										301,769
Proceeds from reelated parties																										3,000,000
Proceeds from issuance of debt																										750,000
Proceeds from financing gross																										1,500,000
Licensing revenue																										$ 750,000
Repayment of debt																													547,743
Factoring Agreement Member] | Lender [Member]
Working capital										105,000																	$ 51,000		51,000
Origination fees										3,150																			1,020
Repayment of convertible notes																													68,827
Debt instrument periodic payment										$ 862																			$ 419
Note term										8 months																			8 months
Repayment of debt										$ 144,900																			$ 70,380